091-08761 fn

For Internal Use Only
Sec File No. 9-

[redacted]

10047394

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 21 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Invesco PowerShares Capital Mgmt LLC**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:

**PAGG: NASDAQ OMX Global Agriculture Index; PBTQ: NASDAQ OMX Global Biotechnology Index; PKOL: NASDAQ OMX Global Coal Index; PSAU: NASDAQ OMX Global Gold and Precious Metals Index; PSTL: NASDAQ OMX Global Steel Index; PTRP: Wilder NASDAQ OMX Global Energy Efficient Transport Index; PWND: NASDAQ OMX Clean Edge Global Wind Energy Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 7 indexes referred to in item 4 above are Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**PAGG, PBTQ, PKOL, PSAU, PSTL, PTRP, PWND**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**PAGG: US, Canada, Singapore, Switzerland, Malaysia; PBTQ: US, Australia, Switzerland, Spain, Netherlands; PKOL: US, China, Australia, Canada, Indonesia; PSAU: Canada, South Africa, US, Australia, Mexico; PSTL: Japan, US, Brazil, South Korea, Luxembourg; PTRP: US, Canada, Taiwan, UK, France; PWND: France, Spain, Denmark, Germany, US**

***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | E. H. |
| Date: | **19-Jul-10** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 21 2010 |